FK Loan ID	Loan ID	ALT Loan ID	Group	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	XXXXXX	112	2	Closed	2023-12-XX 14:50	2024-03-XX 17:26	Resolved	A	Credit	Income/Employment	Income 1 Months Income Verified is Missing
Resolved-Income 1 Months Income Verified is Present Or Not Applicable - Due Diligence Vendor-03/19/2024
Resolved- - Due Diligence Vendor-01/17/2024
Resolved-Income 1 Months Income Verified is Present Or Not Applicable - Due Diligence Vendor-01/17/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/17/2024
Ready for Review-01-17-2024 Appeal.  Please find SSI Award letter uploaded in other ATR exception.  XX - Buyer-01/17/2024
Open-Income 1 Months Income Verified is Missing Borrower is getting SSI income. But Award letter, Receipt. income documents are not available in file. - Due Diligence Vendor-12/22/2023
														Resolved-Income 1 Months Income Verified is Present Or Not Applicable - Due Diligence Vendor-03/19/2024 Resolved- - Due Diligence Vendor-01/17/2024 Resolved-Income 1 Months Income Verified is Present Or Not Applicable - Due Diligence Vendor-01/17/2024	XXXXXXXXXX SSI Award letter XXXXXX.pdf			VA	Primary Residence	Refinance	Cash Out - Other	1331396	N/A	N/A
XXXX	XXXXXX	112	2	Closed	2023-12-XX 15:01	2024-02-XX 20:45	Resolved	A	Compliance	QM-ATR	ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements	Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/12/2024 Resolved- - Due Diligence Vendor-01/17/2024 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-01/17/2024 Ready for Review-Document Uploaded. 01-17-2024 Appeal. Please find SSI award letter attached. XX - Buyer-01/17/2024 Open-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements Borrower income documents are missing in loan file - Due Diligence Vendor-12/22/2023		Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/12/2024 Resolved- - Due Diligence Vendor-01/17/2024 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-01/17/2024	XXXXXXXXXX SSI Award letter XXXXXX.pdf			VA	Primary Residence	Refinance	Cash Out - Other	1331447	N/A	N/A
XXXX	XXXXXX	113	2	Closed	2023-12-XX 14:39	2024-01-XX 20:10	Resolved	A	Property	Value	Missing Post Close Valuation - 1	Resolved- - Due Diligence Vendor-01/09/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/02/2024 Ready for Review-Document Uploaded. 12/29/23 Appeal: Please see the uploaded secondary valuation within 10% variance relative to the appraisal. XX - Buyer-12/29/2023 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-12/29/2023		Resolved- - Due Diligence Vendor-01/09/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/02/2024	XXXXXXXXXX_NO_REO_NUMBER.pdf			FL	Primary Residence	Purchase	NA	1340122	N/A	N/A
XXXX	XXXXXX	113	2	Closed	2024-01-XX 17:54	2024-01-XX 17:54	Acknowledged	A	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/02/2024		Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/02/2024				FL	Primary Residence	Purchase	NA	1347569	Investor Post-Close	No
XXXX	XXXXXX	115	2	Closed	2024-01-XX 12:39	2024-02-XX 20:56	Resolved	A	Compliance	QM-ATR	ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements
Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/12/2024

Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/12/2024

Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-01/17/2024

Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-01/17/2024

Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-01/15/2024

Open-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements - Due Diligence Vendor-01/05/2024
														Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/12/2024 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/12/2024 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-01/17/2024 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-01/17/2024 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-01/15/2024				NY	Primary Residence	Purchase	NA	1355739	N/A	N/A
XXXX	XXXXXX	115	2	Closed	2024-01-XX 14:56	2024-01-XX 11:42	Resolved	A	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001028)
Resolved-Valid COC provided to support fee increases. No additional tolerance cure required. Condition cleared. - Due Diligence Vendor-01/22/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/22/2024
Ready for Review-Document Uploaded. 1-19-24 APPEAL, Providing COC for the Transfer Tax and the Final Inspection.  Per the purchase contract the borrower agreed to pay the sellers transfer taxes, which is an uncommon practice and the fees were changed upon receipt and review of the contract.   Changes were reflected and disclosed on the LE dated XX/XX/XXXX.   The final inspection fee was disclosed on the XX/XX/XXXX LE upon receipt of the original OA made subject to completion.  XX
 - Buyer-01/19/2024
Open-A Lender Credit for Excess Charges of ($X.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($XX,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Transfer Tax on Post CD dated XX/XX/XXXX is $XX,XXX.XX. LE dated XX/XX/XXXX lists fee as $XX,XXX.XX. Final Inspection on PCCD is $XXX and LE dated XX/XX/XXX is $X. These fees are in a (0%) tolerance section. The loan file did not contain a valid COC to support the increase.  Lender tolerance cure of $XX,XXX.XX is required. Section J reflects $XX.XX tolerance cure that is insufficient as it was applied to the tolerance cure for the Recording fee and credit report. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. - Due Diligence Vendor-01/03/2024
														Resolved-Valid COC provided to support fee increases. No additional tolerance cure required. Condition cleared. - Due Diligence Vendor-01/22/2024	XXXXXXXXXX_COC.pdf XXXXXXXXXX_COC.pdf			NY	Primary Residence	Purchase	NA	1349804	N/A	N/A
XXXX	XXXXXX	115	2	Closed	2024-01-XX 14:56	2024-01-XX 11:42	Resolved	A	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001026)
Resolved-Valid COC provided to support fee increases. No additional tolerance cure required. Condition cleared. - Due Diligence Vendor-01/22/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/22/2024
Ready for Review-Document Uploaded. 1-19-24 APPEAL, Providing COC for the Transfer Tax and the Final Inspection.  Per the purchase contract the borrower agreed to pay the sellers transfer taxes, which is an uncommon practice and the fees were changed upon receipt and review of the contract.   Changes were reflected and disclosed on the LE dated XX/XX/XXXX.   The final inspection fee was disclosed on the XX/XX/XXXX LE upon receipt of the original OA made subject to completion.  XX
 - Buyer-01/19/2024
Open-A Lender Credit for Excess Charges of ($X.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($XX,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Transfer Tax on Post CD dated XX/XX/XXXX is $XX,XXX.XX. LE dated XX/XX/XXXX lists fee as $XX,XXX.XX. Final Inspection on PCCD is $XXX and LE dated XX/XX/XXX is $X. These fees are in a (0%) tolerance section. The loan file did not contain a valid COC to support the increase.  Lender tolerance cure of $XX,XXX.XX is required. Section J reflects $XX.XX tolerance cure that is insufficient as it was applied to the tolerance cure for the Recording fee and credit report. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. - Due Diligence Vendor-01/03/2024
														Resolved-Valid COC provided to support fee increases. No additional tolerance cure required. Condition cleared. - Due Diligence Vendor-01/22/2024	XXXXXXXXXX_COC.pdf XXXXXXXXXX_COC.pdf			NY	Primary Residence	Purchase	NA	1349803	N/A	N/A
XXXX	XXXXXX	115	2	Closed	2024-01-XX 12:36	2024-01-XX 16:07	Resolved	A	Credit	Missing Doc	Missing Proof of Other Income - Retirement, Pension, Disability (Borrower 2)
Resolved-Verification to support annuity income provided as required by selling guide. Condition cleared. - Due Diligence Vendor-01/15/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/15/2024
Ready for Review-Document Uploaded. Appeal:  Attached please find verification of the borrower's 'Other' income of $XX,XXX.XX per month from the borrower's annuity account.  The borrower is 74 years old, therefore the IRS mandated withdrawal must be made.  Attached please find two quarterly statements verifying the systematic withdrawal monthly from borrower's Annuity account from XX/XXXX thru XX/XXXX.   The full statements should be in the loan file, but if full statements are required please advise.   - Buyer-01/14/2024
Open-There is no verification of the other income used to qualify.   There should be an award letter/pension letter or current 1099 for Borrower 2's other Retirement,Pension, or Disability income in file. - Due Diligence Vendor-01/05/2024
														Resolved-Verification to support annuity income provided as required by selling guide. Condition cleared. - Due Diligence Vendor-01/15/2024	XXXXXXXXXX_Systematic Withdrawals.pdf XXXXXXXXXX_Systematic Withdrawals.pdf			NY	Primary Residence	Purchase	NA	1355722	N/A	N/A
XXXX	XXXXXX	115	2	Closed	2024-01-XX 19:34	2024-01-XX 19:34	Acknowledged	A	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/08/2024		Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/08/2024				NY	Primary Residence	Purchase	NA	1360403	Investor Post-Close	No
XXXX	XXXXXX	124	2	Closed	2024-01-XX 15:07	2024-02-XX 22:26	Resolved	A	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001026)
Resolved-Revised LE dated XX/XX/XXXX and COC for program change to support fee increase. No additional tolerance cure required. Condition cleared. - Due Diligence Vendor-02/02/2024
Resolved-Document Uploaded.  - Due Diligence Vendor-02/02/2024
Ready for Review-See CIC Documentation and Revised LE uploaded to the FTP folder. $XXX CEM recording fee added when loan changed to NY CEMA. Baseline is $X,XXX.XX ($XXXX.XXX at 110%) - $X,XXX.XX in total charges = required cure of $XXX.XX which was provided at consummation.  - Buyer-02/02/2024
Counter-The document provided for review indicates a credit was provided for the NY Mtg Tax, this is already included in the calculations below; an additional cure of $XXX.XX is required or a valid Change of Circumstance is required for the increase in Recording Fees from the last disclosed LE to the Initial CD; condition remains. - Due Diligence Vendor-01/24/2024
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated as B for all agencies. The baseline 10% tolerance fees are $X,XXX.XX ($X,XXX.XX at 110%, the total 10% Fees on the Final CD are $X,XXX.XX, a tolerance cure of $X,XXX.XX is required for the 10% fees. The Transfer Taxes increased from a baseline of $X,XXX.XXon the Initial LE to $X,XXX.XX on the Final CD, a tolerance cure of $X.XX is required for the transfer taxes. The total Cure required is $X,XXX.XX which is less than the cure provided at closing of $XXX.XX. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/24/2024
Ready for Review-1/23/24-Appeal:XXXXX screen prints provided to FTP which confirm a lender credit in the amount of $XXXX, please review and rescind XX.  - Buyer-01/23/2024
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/11/2024
														Resolved-Revised LE dated XX/XX/XXXX and COC for program change to support fee increase. No additional tolerance cure required. Condition cleared. - Due Diligence Vendor-02/02/2024 Resolved-Document Uploaded. - Due Diligence Vendor-02/02/2024	XXXXXXXXXX - CIC Documentation.pdf XXXXXXXXXX - Revised LE issued XX/XX/XXXX.pdf			NY	Investment	Refinance	Cash Out - Other	1367127	N/A	N/A
XXXX	XXXXXX	124	2	Closed	2024-01-XX 15:07	2024-02-XX 22:25	Resolved	A	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001028)
Resolved-Revised LE dated XX/XX/XXXX and COC for program change to support fee increase. No additional tolerance cure required. Condition cleared. - Due Diligence Vendor-02/02/2024
Resolved-Document Uploaded.  - Due Diligence Vendor-02/02/2024
Ready for Review-See CIC Documentation and Revised LE uploaded to the FTP folder. $XXX CEM recording fee added when loan changed to NY CEMA. Baseline is $X,XXX.XX ($XXXX.XXX at 110%) - $X,XXX.XX in total charges = required cure of $XXX.XX which was provided at consummation.  - Buyer-02/02/2024
Counter-The document provided for review indicates a credit was provided for the NY Mtg Tax, this is already included in the calculations below; an additional cure of $XXX.XX is required or a valid Change of Circumstance is required for the increase in Recording Fees from the last disclosed LE to the Initial CD; condition remains. - Due Diligence Vendor-01/24/2024
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated as B for all agencies. The baseline 10% tolerance fees are $X,XXX.XX ($X,XXX.XX at 110%, the total 10% Fees on the Final CD are $X,XXX.XX, a tolerance cure of $X,XXX.XX is required for the 10% fees. The Transfer Taxes increased from a baseline of $X,XXX.XXon the Initial LE to $X,XXX.XX on the Final CD, a tolerance cure of $X.XX is required for the transfer taxes. The total Cure required is $X,XXX.XX which is less than the cure provided at closing of $XXX.XX. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/24/2024
Ready for Review-1/23/24-Appeal:XXXXX screen prints provided to FTP which confirm a lender credit in the amount of $XXXX, please review and rescind XX.  - Buyer-01/23/2024
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/11/2024
													Ready for Review-Please see XXXXXXXXXX-Fees-Limited - Seller-02/02/2024 Ready for Review-1/23/24-Appeal: XXX screen prints provided to FTP which confirm a lender credit in the amount of $XXXX, please review and rescind XX. - Seller-01/23/2024	Resolved-Document Uploaded. - Due Diligence Vendor-02/02/2024 Resolved-Revised LE dated XX/XX/XXXX and COC for program change to support fee increase. No additional tolerance cure required. Condition cleared. - Due Diligence Vendor-02/02/2024	XXXXXXXXXX - CIC Documentation.pdf XXXXXXXXXX - Revised LE issued XX/XX/XXXX.pdf			NY	Investment	Refinance	Cash Out - Other	1367128	N/A	N/A
XXXX	XXXXXX	124	2	Closed	2024-01-XX 13:37	2024-01-XX 17:43	Resolved	A	Compliance	Missing Doc	Missing evidence of rate lock	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-01/18/2024 Ready for Review-1/18/24-Uploaded executed Rate Lock Agreement tp FTP-XX - Buyer-01/18/2024 Open-Evidence of Rate Lock Missing - Due Diligence Vendor-01/11/2024		Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-01/18/2024				NY	Investment	Refinance	Cash Out - Other	1366864	N/A	N/A
XXXX	XXXXXX	130	2	Closed	2024-01-XX 13:06	2024-03-XX 12:50	Resolved	A	Credit	Missing Doc	Missing Final Application (1003)	Resolved-Document Uploaded. - Due Diligence Vendor-02/13/2024 Resolved-The Final 1003 is Present - Due Diligence Vendor-02/13/2024 Ready for Review-2/13-Appeal: Attached please find the final 1003 as requested, Copy just uploaded to FTP. XX - Seller-02/13/2024 Open-The Final 1003 is Missing - Due Diligence Vendor-01/29/2024	Ready for Review-2/13-Appeal: Attached please find the final 1003 as requested, Copy just uploaded to FTP.XX - Seller-02/13/2024	Resolved-Document Uploaded. - Due Diligence Vendor-02/13/2024 Resolved-The Final 1003 is Present - Due Diligence Vendor-02/13/2024	XXXXXXXXXX_Final 1003.pdf			SD	Primary Residence	Purchase	NA	1397064	N/A	N/A
XXXX	XXXXXX	130	2	Closed	2024-02-XX 18:17	2024-02-XX 22:04	Resolved	A	Compliance	Missing Doc	RESPA: Toolkit Missing or Incomplete	Resolved-Document Uploaded. Evidence provided that toolkit provided within timing requirement. Condition cleared. - Due Diligence Vendor-02/13/2024 Ready for Review-Document Uploaded. 2.13.24 Appeal attached TPO toolkit electronic record disclosure with borrower kindly review rescind to resolve.XX - Seller-02/13/2024 Open-RESPA: Toolkit Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/07/2024	Ready for Review-Document Uploaded. 2.13.24 Appeal attached TPO toolkit electronic record disclosure with borrower kindly review rescind to resolve.XX. - Seller-02/13/2024	Resolved-Document Uploaded. Evidence provided that toolkit provided within timing requirement. Condition cleared. - Due Diligence Vendor-02/13/2024	XXXXXXXXXX_Electronic tookit disclosure.pdf XXXXXXXXXX_Electronic tookit disclosure.pdf			SD	Primary Residence	Purchase	NA	1419829	N/A	N/A
XXXX	XXXXXX	130	2	Closed	2024-01-XX 16:55	2024-02-XX 21:45	Resolved	A	Compliance	QM-ATR	ATR Risk - Monthly HOI, Taxes, Assessment payments do not meet requirements	Resolved-ATR Risk - Monthly HOI, Taxes, Assessment payments meet requirements - Due Diligence Vendor-02/13/2024 Ready for Review-Pending review of Hazard insurance just uploaded to FTP. - Seller-02/13/2024 Open-ATR Risk - Monthly HOI, Taxes, Assessment payments do not meet requirements ATR Risk - Monthly HO not meet requirements - Due Diligence Vendor-01/29/2024	Ready for Review-Pending review of Hazard insurance just uploaded to FTP. - Seller-02/13/2024	Resolved-ATR Risk - Monthly HOI, Taxes, Assessment payments meet requirements - Due Diligence Vendor-02/13/2024				SD	Primary Residence	Purchase	NA	1397884	N/A	N/A
XXXX	XXXXXX	130	2	Closed	2024-01-XX 15:48	2024-02-XX 21:45	Resolved	A	Credit	Missing Doc	Hazard Insurance Policy is Missing	Resolved-Document Uploaded. - Due Diligence Vendor-02/13/2024 Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-02/13/2024 Ready for Review-2/13-Appeal : Attached please find the Hazard Insurance Policy as requested. Doc uploaded to FTP site. XX - Seller-02/13/2024 Open-Missing Hazard Insurance Policy - Due Diligence Vendor-01/29/2024	Ready for Review-2/13-Appeal : Attached please find the Hazard Insurance Policy as requested. Doc uploaded to FTP site. XX - Seller-02/13/2024	Resolved-Document Uploaded. - Due Diligence Vendor-02/13/2024 Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-02/13/2024	XXXXXXXXXX_Hazard Insurance.pdf			SD	Primary Residence	Purchase	NA	1397634	N/A	N/A
XXXX	XXXXXX	132	2	Closed	2024-02-XX 16:03	2024-02-XX 21:54	Resolved	A	Credit	Closing	Borrower 1 Non-US Document Identification is expired	Resolved-Document Uploaded. - Due Diligence Vendor-02/14/2024 Resolved-Borrower Non-US identity document expiration date is XX/XX/XXXX and note is dated XX/XX/XXXX. - Due Diligence Vendor-02/14/2024 Ready for Review-Document Uploaded. 02/13/2024: Appeal: Please find attached USA Form I-797 which extends the Permanent Resident card for 12 months past the expiration date of the card. XX - Buyer-02/13/2024 XX/XX/XXXX. - Due Diligence Vendor-02/06/2024		Resolved-Document Uploaded. - Due Diligence Vendor-02/14/2024 Resolved-Borrower Non-US identity document expiration date is 08-26-2022 and note is dated XX/XX/XXXX. - Due Diligence Vendor-02/14/2024	XXXXXXXXXX_US Form I-797.pdf XXXXXXXXXX_US Form I-797.pdf			TX	Primary Residence	Purchase	NA	1416252	N/A	N/A
XXXX	XXXXXX	134	2	Closed	2024-03-XX 16:06	2024-03-XX 16:06	Acknowledged	B	Property	Value	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-03/06/2024		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-03/06/2024				FL	Primary Residence	Refinance	Cash Out - Debt Consolidation	1475293	Investor Post-Close	No
XXXX	XXXXXX	134	2	Closed	2024-02-XX 15:03	2024-03-XX 16:33	Resolved	A	Property	Value	Missing Post Close Valuation - 1
Resolved-Document Uploaded.  - Due Diligence Vendor-03/01/2024
Resolved-Lender provided a Form 2055 Exterior Only Inspection Appraisal Report. Documentation submitted is deemed acceptable as a secondary valuation supporting the origination appraisal value. Condition cleared.  - Due Diligence Vendor-03/01/2024
Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-03/01/2024
Ready for Review-Appeal - See the Exterior-Only 2055 with value of XXX,XXX.XX that supported value used at origination of XXX,XXX.XX within 10%.  - Buyer-02/29/2024
Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-02/05/2024
														Resolved-Document Uploaded. - Due Diligence Vendor-03/01/2024 Resolved-Lender provided a Form 2055 Exterior Only Inspection Appraisal Report. Documentation submitted is deemed acceptable as a secondary valuation supporting the origination appraisal value. Condition cleared. - Due Diligence Vendor-03/01/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-03/01/2024	XXXXXXXXXX_Exterior Only Appraisal.pdf			FL	Primary Residence	Refinance	Cash Out - Debt Consolidation	1413250	N/A	N/A
XXXX	XXXXXX	140	2	Closed	2024-02-XX 14:34	2024-02-XX 14:34	Acknowledged	B	Property	Value	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies - Due Diligence Vendor-02/09/2024		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies - Due Diligence Vendor-02/09/2024				NY	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1425092	Investor Post-Close	No
XXXX	XXXXXX	145	2	Closed	2024-02-XX 21:18	2025-02-XX 22:51	Acknowledged	B	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date
Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025
Open-The Initial Closing Disclosure Received Date of (XX/XX/XXXXis not three business days before the consummation date of (XX/XX/XXXX). Three business days before the consummation date is (XX/XX/XXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) The initial CD is missing from the loan file. Additional conditions may apply. No Cure. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/09/2024
														Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025				IL	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1426697	Investor Post-Close	No
XXXX	XXXXXX	149	2	Closed	2024-02-XX 18:10	2025-02-XX 22:57	Acknowledged	B	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001026)
Acknowledged-This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/19/2025
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/16/2024
														Acknowledged-This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/19/2025				NY	Primary Residence	Refinance	Rate and Term	1432244	Investor Post-Close	No
XXXX	XXXXXX	149	2	Closed	2024-02-XX 18:10	2025-02-XX 22:57	Acknowledged	B	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001028)
Acknowledged-This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/19/2025
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.  This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/13/2024
														Acknowledged-This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/19/2025				NY	Primary Residence	Refinance	Rate and Term	1432246	Investor Post-Close	No
XXXX	XXXXXX	153	2	Closed	2024-02-XX 18:44	2024-02-XX 16:19	Resolved	A	Compliance	Missing Doc	FACTA Notice to Home Loan Applicant & Risk Based Pricing/Credit Score Disclosure Missing or Incomplete	Resolved-Document Uploaded. FACTA disclosure provided. Condition cleared. - Due Diligence Vendor-02/21/2024 Ready for Review-Document Uploaded. 2/20/24-Appeal: Please find the FACTA disclosure for this loan attached. XX - Buyer-02/20/2024 Open-FACTA Notice to Home Loan Applicant & Risk Based Pricing/Credit Score Disclosure Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/13/2024		Resolved-Document Uploaded. FACTA disclosure provided. Condition cleared. - Due Diligence Vendor-02/21/2024	XXXXXXXXXX_FACTA.pdf XXXXXXXXXX_FACTA.pdf			FL	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1432452	N/A	N/A
XXXX	XXXXXX	155	2	Closed	2024-02-XX 14:15	2024-02-XX 18:23	Resolved	A	Credit	Missing Doc	Mortgage Insurance Cert Missing	Resolved-Mortgage Insurance is Present and Mortgage Insurance Cert has been provided or Mortgage Insurance is not Present - Due Diligence Vendor-02/22/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-02/22/2024 Ready for Review-Document Uploaded. Appeal: Attached please find the subject loan PMI Certificate. Apologies, it appears the PMI certs were not saved as pdf's that could transfer to XXXXX system. Thank you, - Buyer-02/22/2024 Open-Mortgage Insurance is Present but Mortgage Insurance Cert is missing Missing mortgage insurance certificate. - Due Diligence Vendor-02/16/2024		Resolved-Mortgage Insurance is Present and Mortgage Insurance Cert has been provided or Mortgage Insurance is not Present - Due Diligence Vendor-02/22/2024	XXXXXXXXXX_MI Cert.pdf XXXXXXXXXX_MI Cert.pdf			WI	Primary Residence	Purchase	NA	1439308	N/A	N/A
XXXX	XXXXXX	158	2	Closed	2024-02-XX 17:22	2024-02-XX 20:17	Resolved	A	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)
Resolved-Lender rebuttal reviewed. No tolerance cure required for increase in appraisal fee from expired LE. Condition cleared. - Due Diligence Vendor-02/28/2024
Ready for Review-2/27/2024: Appeal. The LE referenced version 2 dated XX/XX/XXXX expired on XX/XX/XXXX. The borrower allowed  the LE to expire until XX/XX/XXXX, at that tim XX/XX/XXXX. XX - Buyer-02/27/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Loan Estimate dated XX/XX/XXXX reflects an Appraisal fee of $XXX.  Final CD dated XX/XX/XXXX reflects an Appraisal fee of $XXX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file.  This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/19/2024
														Resolved-Lender rebuttal reviewed. No tolerance cure required for increase in appraisal fee from expired LE. Condition cleared. - Due Diligence Vendor-02/28/2024				CA	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1442392	N/A	N/A
XXXX	XXXXXX	158	2	Closed	2024-02-XX 17:22	2024-02-XX 20:16	Resolved	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test (50001251)
Resolved-Lender rebuttal reviewed. No tolerance cure required for increase in appraisal fee from expired LE. Condition cleared. - Due Diligence Vendor-02/28/2024
Ready for Review-2/27/2024: Appeal. The LE referenced version 2 dated XX/XX/XXXX expired on XX/XX/XXXX. The borrower allowed  the LE to expire until XX/XX/XXXX, at that tim XX/XX/XXXX. XX - Buyer-02/27/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Loan Estimate dated XX/XX/XXXX reflects an Appraisal fee of $XXX.  Final CD dated XX/XX/XXXX reflects an Appraisal fee of $XXX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file.  This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/19/2024
														Resolved-Lender rebuttal reviewed. No tolerance cure required for increase in appraisal fee from expired LE. Condition cleared. - Due Diligence Vendor-02/28/2024				CA	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1442391	N/A	N/A
XXXX	XXXXXX	159	2	Closed	2024-02-XX 14:02	2024-02-XX 12:15	Resolved	A	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)
Resolved-Document Uploaded. Document Uploaded. Valid COC provided to support fee increase. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/27/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Inspection Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Appraisal Update increased on the CD dated XX/XX/XXXX without a valid COC. No Cure. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/16/2024
														Resolved-Document Uploaded. Document Uploaded. Valid COC provided to support fee increase. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/27/2024	XXXXXXXXXX_CD and LE.pdf XXXXXXXXXX_Re-Disclose Appraisal.pdf			NY	Primary Residence	Refinance	Rate and Term	1439263	N/A	N/A
XXXX	XXXXXX	159	2	Closed	2024-02-XX 14:02	2024-02-XX 12:14	Resolved	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test (50001251)
Resolved-Document Uploaded. Valid COC provided to support fee increase. Compliance re-tested and passed.  Condition cleared. - Due Diligence Vendor-02/27/2024
Ready for Review-Document Uploaded. Appeal:  Attached please find the subject loan initial LE showing the closing costs estimated expired XX/XX/XXXX.  The initial appraisal was completed effective XX/XX/XXXX, with an update required and completed XX/XX/XXXX.  The CD was delivered to borrower XX/XX/XXXX with updated appraisal cost of $XXX.  XXXXX screenshot is also attached confirming the re-disclosure issue.   - Buyer-02/23/2024
Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Inspection Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The CD, dated XX/XX/XXXX, reflects a Appraisal Update of $XXX.XX that was not disclosed on the Initial Loan Estimate.   The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. Tolerance cure of $XXX.XX to be provided within 60 days of discovery. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/16/2024
														Resolved-Document Uploaded. Valid COC provided to support fee increase. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/27/2024	XXXXXXXXXX_Re-Disclose Appraisal.pdf XXXXXXXXXX_CD and LE.pdf XXXXXXXXXX_CD and LE.pdf XXXXXXXXXX_Re-Disclose Appraisal.pdf			NY	Primary Residence	Refinance	Rate and Term	1439262	N/A	N/A
XXXX	XXXXXX	160	2	Closed	2024-02-XX 20:36	2024-02-XX 18:45	Resolved	A	Compliance	Fees:Limited	North Carolina - Fees Limitation
Resolved-Document Uploaded. Evidence of undiscounted rate provided. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded. Appeal: Please see attached undiscounted rate history screen. - Buyer-02/27/2024
Counter-All discount points charged included in testing since undiscounted rate was not documented in file. Provide rate sheet, Undiscount Rate/PAR, or some form of proof that verifies the amount the borrower paid in points directly led to a discount in rate. Compliance will be re-reviewed upon receipt. - Due Diligence Vendor-02/27/2024
Ready for Review-Appeal:  Please advise if you are looking for the Undiscounted Rate to exclude points as they are listed as authorized per statute. - Buyer-02/23/2024
Open-Under the North Carolina Interest Provisions, Lender fees not specifically authorized by the statute are limited to ($XXX.XX), which is the greater of 1/4 of 1% of the loan amount or $XXX. The total amount of "lender fees not specifically authorized by statute" and included in the test is ($X,XXX.XX). (N.C. Gen. Stat. 24-1.1A(c)(1); 24-8(d); 24-10(d)) - Due Diligence Vendor-02/21/2024
														Resolved-Document Uploaded. Evidence of undiscounted rate provided. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/28/2024	XXXXXXXXXX Undiscounted Rate History.pdf XXXXXXXXXX Undiscounted Rate History.pdf			NC	Primary Residence	Purchase	NA	1447019	N/A	N/A
XXXX	XXXXXX	162	2	Closed	2024-02-XX 16:08	2025-02-XX 23:00	Acknowledged	B	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test (50001257)
Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025
Open-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-03/06/2024
Ready for Review-Appeal: Please review for SOL EVB.  - Seller-03/06/2024
Open-The total amount of the 10% category fees ($XXX.XX) has increased by more than 10% over the current baseline value of ($XXX.XX). The total amount of fees in the 10% category cannot exceed ($XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees - Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). The total amount of the 10% category fees ($XXX.XX) has increased by more than 10% over the current baseline value of ($XXX.XX). The total amount of fees in the 10% category cannot exceed ($XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees – Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/21/2024
													Ready for Review-Appeal: Please review for SOL EVB. - Seller-03/06/2024	Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025				CA	Primary Residence	Refinance	Rate and Term	1446172	Investor Post-Close	No
XXXX	XXXXXX	162	2	Closed	2024-02-XX 16:08	2025-02-XX 23:00	Acknowledged	B	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test (50001258)
Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025
Open-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-03/06/2024
Ready for Review-Appeal: Please review for SOL EVB.  - Seller-03/06/2024
Open-The total amount of the 10% category fees ($XXX.XX) has increased by more than 10% over the current baseline value of ($XXX.XX). The total amount of fees in the 10% category cannot exceed ($XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees - Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). The total amount of the 10% category fees ($XXX.XX) has increased by more than 10% over the current baseline value of ($XXX.XX). The total amount of fees in the 10% category cannot exceed ($XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees – Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/21/2024
														Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025				CA	Primary Residence	Refinance	Rate and Term	1446170	Investor Post-Close	No
XXXX	XXXXXX	162	2	Closed	2024-02-XX 16:08	2024-03-XX 22:23	Resolved	A	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)
Resolved-Document Uploaded.  - Due Diligence Vendor-03/05/2024
Resolved-Evidence provided that signing fee was for notary purpose only and not considered PPFC.  No finance charge violation. Condition cleared. - Due Diligence Vendor-03/05/2024
Ready for Review-Appeal – See the Notary Confirmation detail added to the shared folder. The Notary detail confirms that the 125.00 fee is for a Notary, thus was not included. The Notary was provided by the company XXXXXXXXX XXXXXXXX as the fee payee on the final CD.  - Seller-03/05/2024
Open-The disclosed finance charge ($XX,XXX.XX) is ($XXX.XX) below the actual finance charge($XX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1).  The lender appears to not have included the Title-Title Signing Fees of $125 in Section C. - Due Diligence Vendor-02/21/2024
													Ready for Review-Appeal – See the Notary Confirmation detail added to the shared folder. The Notary detail confirms that the 125.00 fee is for a Notary, thus was not included. The Notary was provided by the company XXXXXXXXX XXXXXXX as the fee payee on the final XX. - Seller-03/05/2024	Resolved-Document Uploaded. - Due Diligence Vendor-03/05/2024 Resolved-Evidence provided that signing fee was for notary purpose only and not considered PPFC. No finance charge violation. Condition cleared. - Due Diligence Vendor-03/05/2024	XXXXXXXXXX_Notary Signing Agent Confirmation.pdf			CA	Primary Residence	Refinance	Rate and Term	1446171	N/A	N/A
XXXX	XXXXXX	165	2	Closed	2024-02-XX 11:24	2024-02-XX 11:33	Resolved	A	Compliance	TRID	Initial Closing Disclosure timing requirement not met
Resolved-Document Uploaded. Initial LEs and initial CD provided. Compliance tested and passed. Condition cleared. - Due Diligence Vendor-02/27/2024
Ready for Review-Document Uploaded. 2/23/24 - Appeal: see attached copy of the Initial Closing Disclosure dated XX/XX/XXXX for review…XX
 - Buyer-02/23/2024
Open-The initial CD is missing from the loan file. Compliance will be re-reviewed upon receipt. The loan file only contains final CD, dated XX/XX/XXXX, received by the borrower at consummation. Please provide full disclosure history. Compliance will be tested upon receipt. Additional conditions may apply. - Due Diligence Vendor-02/19/2024
														Resolved-Document Uploaded. Initial LEs and initial CD provided. Compliance tested and passed. Condition cleared. - Due Diligence Vendor-02/27/2024	XXXXXXXXXX_Initial CD XX/XX/XXXX.pdf XXXXXXXXXX_Initial CD XX/XX/XXXX1.pdf XXXXXXXXXX_Initial LE XX/XX/XXXX.pdf XXXXXXXXXX_LE XX/XX/XXXX.pdf			CA	Primary Residence	Refinance	Cash Out - Other	1441651	N/A	N/A
XXXX	XXXXXX	165	2	Closed	2024-02-XX 11:23	2024-02-XX 11:31	Resolved	A	Compliance	Missing Doc	Loan Estimate disclosure is missing or incomplete
Resolved-Initial LEs and initial CD provided. Compliance tested and passed. Condition cleared. - Due Diligence Vendor-02/27/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/27/2024
Ready for Review-Document Uploaded. 2/23/24 - Appeal: see attached copies of the Loan Estimates dated XX/XX/XXXX and XX/XX/XXXX for review…XX
 - Buyer-02/23/2024
Open-Loan Estimate disclosure is missing or incomplete The loan file is missing initial LE and all subsequent LES. Please provide full disclosure history. Compliance will be tested upon receipt. Additional conditions may apply. - Due Diligence Vendor-02/19/2024
														Resolved-Initial LEs and initial CD provided. Compliance tested and passed. Condition cleared. - Due Diligence Vendor-02/27/2024	XXXXXXXXXX_Initial CD XX/XX/XXXX.pdf XXXXXXXXXX_Initial CD XX/XX/XXXX1.pdf XXXXXXXXXX_Initial LE XX/XX/XXXX.pdf XXXXXXXXXX_LE XX/XX/XXXX.pdf			CA	Primary Residence	Refinance	Cash Out - Other	1441648	N/A	N/A
XXXX	XXXXXX	168	2	Closed	2024-02-XX 17:12	2024-02-XX 15:22	Resolved	A	Compliance	Missing Doc	Final Closing Disclosure is missing or incomplete	Resolved-Document Uploaded. Final CD provided. Condition cleared. - Due Diligence Vendor-02/29/2024 Ready for Review-Document Uploaded. 2/28/24 - Appeal: see attached copy of the complete Final CD for review…XX - Buyer-02/28/2024 Open-Final Closing Disclosure is missing or incomplete Loan closed in dry funding state. The Post Close CD with charges reflected in final settlement statement is missing from the loan file. Additional conditions may apply. - Due Diligence Vendor-02/19/2024		Resolved-Document Uploaded. Final CD provided. Condition cleared. - Due Diligence Vendor-02/29/2024	XXXXXXXXXX_Final CD.pdf XXXXXXXXXX_Final CD.pdf			OR	Primary Residence	Refinance	Cash Out - Other	1442355	N/A	N/A
XXXX	XXXXXX	169	2	Closed	2023-12-XX 17:50	2024-01-XX 19:58	Resolved	A	Property	Value	Missing Post Close Valuation - 1	Resolved- - Due Diligence Vendor-01/09/2024 Resolved-Document Uploaded. - Due Diligence Vendor-01/08/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/08/2024 Ready for Review-Document Uploaded. Appeal - Please see Post Close Valuation. -X - Buyer-01/03/2024 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-12/28/2023		Resolved- - Due Diligence Vendor-01/09/2024 Resolved-Document Uploaded. - Due Diligence Vendor-01/08/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/08/2024	Test.docx XXXXXXXXXX_NO_REO_NUMBER.pdf XXXXXXXXXX_AVM.pdf			CA	Investment	Purchase	NA	1340792	N/A	N/A
XXXX	XXXXXX	169	2	Closed	2024-01-XX 16:39	2024-01-XX 16:39	Acknowledged	A	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/08/2024		Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/08/2024				CA	Investment	Purchase	NA	1359787	Investor Post-Close	No
XXXX	XXXXXX	170	2	Closed	2023-12-XX 20:04	2024-01-XX 17:59	Resolved	A	Compliance	Missing Doc	Homeownership Counseling Organizations Disclosure Missing or Incomplete	Resolved-Document Uploaded. - Due Diligence Vendor-01/23/2024 Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-01/23/2024 Open- - Due Diligence Vendor-01/23/2024 Ready for Review-Document Uploaded. 1/22/24 providing HOC. XX - Seller-01/22/2024 Open-Homeownership Counseling Organizations Disclosure Missing or Incomplete This finding is non-material and will be rated a B for all agencies - Due Diligence Vendor-12/26/2023	Ready for Review-Document Uploaded. 1/22/24 providing HOC. XX - Seller-01/22/2024	Resolved-Document Uploaded. - Due Diligence Vendor-01/23/2024 Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-01/23/2024	XXXXXXXXXX_HOC.pdf XXXXXXXXXX_HOC.pdf			CT	Primary Residence	Purchase	NA	1332361	N/A	N/A
XXXX	XXXXXX	170	2	Closed	2023-12-XX 20:04	2024-01-XX 17:58	Resolved	A	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing	Resolved-RESPA: AfBA Disclosure is Provided or Not Applicable - Due Diligence Vendor-01/23/2024 Resolved-Document Uploaded. - Due Diligence Vendor-01/23/2024 Resolved-RESPA: AfBA Disclosure is Provided or Not Applicable - Due Diligence Vendor-01/23/2024 Ready for Review-Document Uploaded. 1/22/24 providing funding request form showing no affiliates. XX - Buyer-01/22/2024 Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies - Due Diligence Vendor-12/26/2023		Resolved-RESPA: AfBA Disclosure is Provided or Not Applicable - Due Diligence Vendor-01/23/2024 Resolved-Document Uploaded. - Due Diligence Vendor-01/23/2024 Resolved-RESPA: AfBA Disclosure is Provided or Not Applicable - Due Diligence Vendor-01/23/2024	XXXXXXXXXX_XXXXXXXXXXXX XXXXX FRF.pdf XXXXXXXXXX_XXXXXXXXXXXX XXXXX FRF.pdf			CT	Primary Residence	Purchase	NA	1332362	N/A	N/A
XXXX	XXXXXX	170	2	Closed	2023-12-XX 22:47	2024-01-XX 15:30	Resolved	A	Compliance	Disclosure	E-Consent documentation on TRID loan is missing for borrower(s)	Resolved-Document Uploaded. - Due Diligence Vendor-01/23/2024 Resolved-Evidence of E-consent Provided. - Due Diligence Vendor-01/23/2024 Ready for Review-Document Uploaded. 1/22/24 providing e-consent. XX - Buyer-01/22/2024 Open-E-Consent documentation on TRID loan is missing for borrower(s) - Due Diligence Vendor-12/22/2023		Resolved-Document Uploaded. - Due Diligence Vendor-01/23/2024 Resolved-Evidence of E-consent Provided. - Due Diligence Vendor-01/23/2024	XXXXXXXXXX_XXXXXXXXXXXX_Econsent disclosure.pdf XXXXXXXXXX_XXXXXXXXXXXX_Econsent disclosure.pdf			CT	Primary Residence	Purchase	NA	1332716	N/A	N/A
XXXX	XXXXXX	170	2	Closed	2023-12-XX 22:05	2024-01-XX 15:27	Resolved	A	Compliance	Missing Doc	RESPA: Toolkit Missing or Incomplete
Resolved-Document Uploaded. Evidence of Home Loan Toolkit Delivery provided. - Due Diligence Vendor-01/23/2024
Ready for Review-Document Uploaded. 1/22/24 Providing disclosure tracking.  XX  - Buyer-01/22/2024
Counter-Acknowledgement provided is not for subject transaction. Appears to be loan #XXXXXXXXXXX. Condition remains. - Due Diligence Vendor-01/18/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/18/2024
Ready for Review-1/17/24 Providing Acknowledgement of Receipt of Certain Disclosures and Booklets  XX  - Seller-01/17/2024
Open-RESPA: Toolkit Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/28/2023
													Ready for Review-1/17/24 Providing Acknowledgement of Receipt of Certain Disclosures and Booklets XX - Seller-01/17/2024	Resolved-Document Uploaded. Evidence of Home Loan Toolkit Delivery provided. - Due Diligence Vendor-01/23/2024	XXXXXXXXXX_ Toolkit Acknowledgement.pdf XXXXXXXXXX_ Toolkit Acknowledgement.pdf XXXXXXXXXX_XXXXXXXXXXXX DISCLOSURE TRACKING COVER LETTER.pdf XXXXXXXXXX_XXXXXXXXXXXX DISCLOSURE TRACKING SCREEN GRAB.pdf XXXXXXXXXX_XXXXXXXXXXXX DISCLOSURE TRACKING COVER LETTER.pdf XXXXXXXXXX_XXXXXXXXXXXX DISCLOSURE TRACKING SCREEN GRAB.pdf			CT	Primary Residence	Purchase	NA	1341644	N/A	N/A
XXXX	XXXXXX	170	2	Closed	2023-12-XX 23:53	2024-01-XX 19:59	Resolved	A	Property	Value	Missing Post Close Valuation - 1	Resolved- - Due Diligence Vendor-01/09/2024 Resolved-Document Uploaded. - Due Diligence Vendor-01/08/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/08/2024 Ready for Review-Document Uploaded. Appeal Please see Post Close Valuation. - XX - Buyer-01/03/2024 Open-A valid secondary valuation supporting the origination appraisal value is not present. AVM included in loan file is incomplete and does not include confidence/FSD score. - Due Diligence Vendor-12/28/2023		Resolved- - Due Diligence Vendor-01/09/2024 Resolved-Document Uploaded. - Due Diligence Vendor-01/08/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/08/2024	XXXXXXXXXX_NO_REO_NUMBER.pdf XXXXXXXXXX_AVM.pdf			CT	Primary Residence	Purchase	NA	1341839	N/A	N/A
XXXX	XXXXXX	172	2	Closed	2024-01-XX 15:35	2024-01-XX 19:43	Resolved	A	Compliance	Missing Doc	Loan Estimate disclosure is missing or incomplete	Resolved-Complete LE history provided. Compliance retested and passed. Condition cleared. - Due Diligence Vendor-01/10/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-01/10/2024 Ready for Review-Document Uploaded. Attached is a copy of the Initial LE issued XX/XX/XXXX and the subsequent LEs issued on XX/XX/XXXX and XX/XX/XXXX- Buyer-01/08/2024 Open-Loan Estimate disclosure is missing or incomplete The initial LE and any subsequent LE's are missing from the loan file. Additional conditions may apply. - Due Diligence Vendor-01/04/2024		Resolved-Complete LE history provided. Compliance retested and passed. Condition cleared. - Due Diligence Vendor-01/10/2024	XXXXXXXXXX_LEs.pdf XXXXXXXXXX_LEs.pdf			CA	Primary Residence	Refinance	Cash Out - Other	1352896	N/A	N/A
XXXX	XXXXXX	172	2	Closed	2024-01-XX 15:37	2024-01-XX 19:42	Resolved	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-Initial CD provided. Compliance retested and passed. Condition cleared. - Due Diligence Vendor-01/10/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-01/10/2024 Ready for Review-Document Uploaded. Please see attached Initial CD - Buyer-01/08/2024 Open-The initial Closing Disclosure is missing from the loan file. Additional conditions may apply. - Due Diligence Vendor-01/04/2024		Resolved-Initial CD provided. Compliance retested and passed. Condition cleared. - Due Diligence Vendor-01/10/2024	XXXXXXXXXX_Initial CD.pdf XXXXXXXXXX_Initial CD.pdf			CA	Primary Residence	Refinance	Cash Out - Other	1352905	N/A	N/A
XXXX	XXXXXX	174	2	Closed	2023-12-XX 17:27	2024-01-XX 20:10	Resolved	A	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)
Resolved-Document Uploaded.  - Due Diligence Vendor-01/08/2024
Resolved-Valid COC provided to support appraisal fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/08/2024
Ready for Review-Document Uploaded.  1-8-2024 APPEAL, Providing evidence the appraisal fee was disclosed to the borrower prior to the issuance of the CDs.  Also providing CIC for addition of appraisal fee.  XX  - Buyer-01/08/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Loan Estimate, dated (XX/XX/XXXX), does not reflects a (Appraisal Fee).  (Final / Post-Closing) CD dated (XX/XX/XXXX) reflects a (Appraisal Fee) of ($XXX).
The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of ($XXX) is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. - Due Diligence Vendor-12/29/2023
														Resolved-Document Uploaded. - Due Diligence Vendor-01/08/2024 Resolved-Valid COC provided to support appraisal fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/08/2024	XXXXXXXXXX_CIC Appraisal fee.pdf XXXXXXXXXX_CIC Appraisal fee.pdf			MI	Primary Residence	Refinance	Cash Out - Other	1343545	N/A	N/A
XXXX	XXXXXX	174	2	Closed	2023-12-XX 17:27	2024-01-XX 20:09	Resolved	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test (50001251)
Resolved-Document Uploaded.  - Due Diligence Vendor-01/08/2024
Resolved-Valid COC provided to support appraisal fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/08/2024
Ready for Review-Document Uploaded.  1-8-2024 APPEAL, Providing evidence the appraisal fee was disclosed to the borrower prior to the issuance of the CDs.  Also providing CIC for addition of appraisal fee.  XX  - Buyer-01/08/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Loan Estimate, dated (XX/XX/XXXX), does not reflects a (Appraisal Fee).  (Final / Post-Closing) CD dated (XX/XX/XXXX) reflects a (Appraisal Fee) of ($XXX).
The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of ($XXX) is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. - Due Diligence Vendor-12/29/2023
														Resolved-Document Uploaded. - Due Diligence Vendor-01/08/2024 Resolved-Valid COC provided to support appraisal fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/08/2024	XXXXXXXXXX_CIC Appraisal fee.pdf XXXXXXXXXX_CIC Appraisal fee.pdf			MI	Primary Residence	Refinance	Cash Out - Other	1343544	N/A	N/A
XXXX	XXXXXX	182	2	Closed	2024-01-XX 14:44	2024-02-XX 15:08	Resolved	A	Compliance	Disclosure	E-Consent documentation on TRID loan is missing for borrower(s)	Resolved-Valid e-consent provided. Condition cleared. - Due Diligence Vendor-02/07/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-02/07/2024 Ready for Review-Document Uploaded. 2/6/24 Providing e-consent. XX - Buyer-02/06/2024 Open-E-Consent documentation on TRID loan is missing for borrower(s) - Due Diligence Vendor-01/11/2024		Resolved-Valid e-consent provided. Condition cleared. - Due Diligence Vendor-02/07/2024	XXXXXXXXXX_econsent.pdf XXXXXXXXXX_econsent.pdf			NJ	Investment	Purchase	NA	1367061	N/A	N/A
XXXX	XXXXXX	187	2	Closed	2024-01-XX 17:05	2024-02-XX 22:15	Resolved	A	Compliance	QM-ATR	ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements
Resolved- - Due Diligence Vendor-02/15/2024
Resolved-ATR Risk - Monthly Debt Obligations taken into consideration meet requirements - Due Diligence Vendor-02/15/2024
Ready for Review-Appeal 2/13/2024: Per 1008 the loan received a DU approval. The XXXX account reflected on the final loan application with monthly payment of $XX was included in the DU DTI calculation. The DU in file did not condition for an updated credit report for debts reflected on the loan application and not the credit report.  - Buyer-02/13/2024
Open-ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements File missing updated credit report reflecting additional revolving debt included in ratios.  - Due Diligence Vendor-01/29/2024
														Resolved- - Due Diligence Vendor-02/15/2024 Resolved-ATR Risk - Monthly Debt Obligations taken into consideration meet requirements - Due Diligence Vendor-02/15/2024				FL	Primary Residence	Purchase	NA	1397913	N/A	N/A
XXXX	XXXXXX	187	2	Closed	2024-01-XX 16:57	2024-02-XX 22:14	Resolved	A	Credit	Missing Doc	Missing credit report
Resolved-Lender rebuttal reviewed. Rev account with XXXX disclosed on 1003 was not required to be verified by DU or selling guide B3-6-08. Condition cleared. - Due Diligence Vendor-02/15/2024
Ready for Review-Per 1008 the loan received a DU approval. The XXXX account reflected on the final loan application with monthly payment of $XX was included in the DU DTI calculation. The DU in file did not condition for an updated credit report for debts reflected on the loan application and not the credit report. - Buyer-02/13/2024
Open-The final loan application reflects an additional revolving debt included in ratios. The credit reports in the loan file do not reflect this debt. Provide updated credit report.  - Due Diligence Vendor-01/29/2024
														Resolved-Lender rebuttal reviewed. Rev account with Citi disclosed on 1003 was not required to be verified by DU or selling guide B3-6-08. Condition cleared. - Due Diligence Vendor-02/15/2024				FL	Primary Residence	Purchase	NA	1397885	N/A	N/A
XXXX	XXXXXX	187	2	Closed	2024-02-XX 18:05	2024-02-XX 18:05	Acknowledged	B	Property	Value	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/07/2024		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/07/2024				FL	Primary Residence	Purchase	NA	1419787	Investor Post-Close	No
XXXX	XXXXXX	188	2	Closed	2024-01-XX 19:27	2024-04-XX 14:33	Resolved	A	Property	Value	Missing Post Close Valuation - 1	Resolved-Document Uploaded. - Due Diligence Vendor-03/01/2024 Resolved-An AVM Report was provided. Variance within tolerance. Condition cleared. - Due Diligence Vendor-03/01/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-03/01/2024 Ready for Review-Appeal - See the AVM added to the shared folder, supports origination value of 544,000 with 0% variance. - Buyer-02/29/2024 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-01/29/2024		Resolved-Document Uploaded. - Due Diligence Vendor-03/01/2024 Resolved-An AVM Report was provided. Variance within tolerance. Condition cleared. - Due Diligence Vendor-03/01/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-03/01/2024	XXXXXXXXXX_AVM.pdf			NJ	Primary Residence	Refinance	Cash Out - Other	1398496	N/A	N/A
XXXX	XXXXXX	190	2	Closed	2024-02-XX 14:33	2024-02-XX 18:02	Acknowledged	B	Property	Value	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/07/2024		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/07/2024				CO	Primary Residence	Purchase	NA	1415764	Investor Post-Close	No
XXXX	XXXXXX	191	2	Closed	2024-02-XX 21:04	2024-02-XX 21:04	Acknowledged	A	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-02/08/2024		Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-02/08/2024				TX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1423732	Investor Post-Close	No
XXXX	XXXXXX	192	2	Closed	2024-02-XX 12:46	2024-02-XX 21:33	Acknowledged	B	Property	Value	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/08/2024		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/08/2024				IL	Primary Residence	Purchase	NA	1421642	Investor Post-Close	No
XXXX	XXXXXX	193	2	Closed	2024-02-XX 17:35	2024-02-XX 22:03	Resolved	A	Credit	Insurance	Hazard Insurance Shortfall
Resolved-Document Uploaded.  - Due Diligence Vendor-02/14/2024
Resolved-Hazard Insurance Coverage Amount of $XXX,XXX.XX is equal to or greater than Total Amount of Subject Lien(s) or Guaranteed Replacement Coverage is present - Due Diligence Vendor-02/14/2024
Ready for Review-Document Uploaded. 02/13/2024 Appeal: Please see attached documentation which verifies XXXXX contacted XXXXXXX X with XXXXXXXX XXXXXXXXX XXXXXXXXXX. Replacement Cost Coverage was confirmed at that time. XX - Buyer-02/13/2024
Open-Hazard Insurance Coverage Amount of $XXX,XXX.XX is less than Total Amount of Subject Lien(s) of $XXX,XXX.XX  - Due Diligence Vendor-02/07/2024
														Resolved-Document Uploaded. - Due Diligence Vendor-02/14/2024 Resolved-Hazard Insurance Coverage Amount of $XXX,XXX.XX is equal to or greater than Total Amount of Subject Lien(s) or Guaranteed Replacement Coverage is present - Due Diligence Vendor-02/14/2024	XXXXXXXXXX_RCC verified.pdf XXXXXXXXXX_RCC verified.pdf			FL	Primary Residence	Purchase	NA	1419639	N/A	N/A
XXXX	XXXXXX	194	2	Closed	2024-02-XX 19:52	2024-02-XX 13:10	Resolved	A	Compliance	QM-ATR	ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements
Resolved- - Due Diligence Vendor-02/27/2024
Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/27/2024
Ready for Review-2/23/24 The large deposits were made into the Checking account.  Only the Savings account balance was considered for funds to close, and it had no large deposits.  PA - Seller-02/23/2024
Counter-Borrower's savings account reflects balance of $X,XXX.XX on XX/XX/XXXX, which is sufficient to satisfy cash due at closing requirement of $XXX.XX. However, borrower's XXX deposit of $X,XXX.XX was derived from the unsourced deposits. Condition remains. - Due Diligence Vendor-02/21/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/21/2024
Ready for Review-02/21/2024 The two large deposits are present in the borrower's checking account, # XXXXXXXXXXX. The savings account #XXXXXXXXXXXX with a current balance of $X,XXX.XX covers the required assets of $XXX.XX. The savings account, #XXXXXXXXXXXXX5, begins at the bottom of page two of the attached bank statement. The XXXXXXXX statement is located in the downloaded file. Thank you.XXK - Seller-02/21/2024
Counter-Borrower's savings account statement reflects deposit of $X,XXX.XX on XX/XX/XXXX and $X,XXX.XX on XX/XX/XXXX Both qualify as large deposits per selling guide B3-4.2-02. If undocumented large deposits are excluded, borrower's required assets of $XXX.XX are not verified. Condition remains. - Due Diligence Vendor-02/19/2024
Ready for Review-02/16/2024 Appeal:  XXXXXX notes that the checking account includes large deposits and therefore XXXXXX chose to exclude this account from borrower’s assets for proof of the required $XXX.XX.  The loan file includes two months bank statements for savings which show initial balance of $X,XXX.XX on XX/XX/XXXX and a final balance of $X,XXX.XX on XX/XX/XXXX.  The transactions show that $XXX was transferr X,XXX.XX and is sufficient to satisfy the assets requirement. XX - Buyer-02/16/2024
Counter-Borrower's savings account statement reflects deposit of $X,XXX.XX on XX/XX/XXXX and $X,XXX.XXon XX/XX/XXXX. Both qualify as large deposits per selling guide B3-4.2-02.  If undocumented large deposits are excluded, borrower's required assets of $XXX.XX are not verified. Condition remains. - Due Diligence Vendor-02/16/2024
Ready for Review-02/15/2024 Appeal: The assets of $X,XXX.XX, listed on the Final 1003, are from the borrower's savings account with XXXXXXXXXX (please see pages 5-12 of the downloaded file). The savings account does not reflect any large deposits. The bank statements are for 0XX/XXXX and XX/XXXX. The borrower's required assets were $XXX.XX XX - Seller-02/15/2024
Open-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements - Due Diligence Vendor-02/12/2024

Ready for Review-2/23/24 The large deposits were made into the Checking account.  Only the Savings account balance was considered for funds to close, and it had no large deposits.  XX - Seller-02/23/2024
 Ready for Review-02/21/2024 The two large deposits are present in the borrower's checking account, #XXXXXXXXXX. The savings account #XXXXXXXXX with a current balance of $X,XXX.XX covers the required assets of XXX.XX account, #XXXXXXXXXX, begins at the bottom of page two of the attached bank statement. The XXXXXXXX statement is located in the downloaded file. Thank you. XX - Seller-02/21/2024
 Ready for Review-X,XXX.XX,, listed on the Final 1003, are from the borrower's savings account with XXXXXXXXXX (please see pages 5-12 of the downloaded file). The savings account does not reflect any large deposits. The bank statements are for XX/XXXX and XX/XXXX. The borrower's required assets were $XXX.XX XX - Seller-02/15/2024

														Resolved- - Due Diligence Vendor-02/27/2024 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/27/2024	XXXXXXXXXX_Bank Statement.pdf			PA	Primary Residence	Purchase	NA	1429555	N/A	N/A
XXXX	XXXXXX	194	2	Closed	2024-02-XX 19:51	2024-02-XX 13:09	Resolved	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements
Resolved-Borrower's cash to close sufficiently documented per savings account in file. XXX was not required to be sourced per selling guide B3-4.3-09. Condition cleared. - Due Diligence Vendor-02/27/2024
Ready for Review-2/23/24 The large deposits were made into the Checking account.  Only the Savings account balance was considered for funds to close, and it had no large deposits.  XX- Buyer-02/23/2024
Counter-Borrower's savings account statement reflects deposit of $X,XXX.XX on XX/XX/XXXX and $X,XXX.XX on XX/XX/XXXX. Both qualify as large deposits per selling guide B3-4.2-02.  If undocumented large deposits are excluded, borrower's required assets of $XXX.XX are not verified. Condition remains. - Due Diligence Vendor-02/16/2024
Ready for Review-02/15/2024 Appeal: The assets of $X,XXX.XX, listed on the Final 1003, are from the borrower's savings account with XXXXXXXXXXr (please see pages 5-12 of the downloaded file). The savings account does not reflect any large deposits. The bank statements are for XX/XXXX and XX/XXXX. The borrower's required assets were $XXX.XX XX - Seller-02/15/2024
Open-Asset Qualification Does Not Meet Guideline Requirements Missing evidence of large deposits of $X,XXX.XXnd $X,XXX.XX Additional conditions may apply. - Due Diligence Vendor-02/12/2024
													Ready for Review-02/15/2024 Appeal: The assets of $X,XXX.XX, listed on the Final 1003, are from the borrower's savings account with XXXXXXXXXXX (please see pages 5-12 of the downloaded file). The savings account does not reflect any large deposits. The bank statements are for XX/XXXX and XX/XXXX. The borrower's required assets were $XXX.XX XX - Seller-02/15/2024	Resolved-Borrower's cash to close sufficiently documented per savings account in file. XXX was not required to be sourced per selling guide B3-4.3-09. Condition cleared. - Due Diligence Vendor-02/27/2024				PA	Primary Residence	Purchase	NA	1429546	N/A	N/A
XXXX	XXXXXX	203	2	Closed	2024-02-XX 22:25	2024-02-XX 19:38	Resolved	A	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test (50001262)
Resolved-Valid COC provided to support decrease in lender credit. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/28/2024
Ready for Review-Please see response and doc on the other similar exception - Seller-02/28/2024
Counter-Document Uploaded. COC dated XX/XX/XXXX provided to support decrease in Lender paid portion of processing fee from initial CD dated XX/XX/XXXX to revised CD dated XX/XX/XXXX; however, no COC provided to support decrease in Lender paid portion of processing fee of $XX.XX from revised CD dated XX/XX/XXXX to Lender paid portion of processing fee of $XX.XX on subsequent CDs. Tolerance cure of $X.XX required. Condition remains. - Due Diligence Vendor-02/22/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($XX.XX). The Last CD shows a total lender credit amount of ($XX.XX). The following fees "lender credits" have decreased below their baseline amounts (Processing Fee). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).   - Due Diligence Vendor-02/22/2024
Ready for Review-02/22/2024 Appeal:  The subject loan decrease in lender credit was due to the subject property appraising lower than the borrower’s estimated value.  The subject loan was initially approved at XXX% LTV using the borrower estimated value of $XXX,XXX.XX.  However, the appraisal determined a lower value, $XXX,XXX.XXwhich increased the LTV to XXX%.  The value decrease caused the LTV to go from XXX% to XXX% which crossed a pricing threshold of XXX%, which resulted in a slight pricing change.  Attached please find the CD’s with XXXK value versus XXXK and XXXXXX notes indicating the need to re-disclose. XX - Seller-02/22/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($X,XXX.XX). The Last CD shows a total lender credit amount of ($XX.XX). The following fees "lender credits" have decreased below their baseline amounts (Processing Fee). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). ThXX.XX in Section A. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. A tolerance cure of $X,XXX.XX is required.  Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/16/2024

Ready for Review-Please see response and doc on the other similar exception - Seller-02/28/2024
 Ready for Review-02/22/2024 Appeal:  The subject loan decrease in lender credit was due to the subject property appraising lower than the borrower’s estimated value.  The subject loan was initially approved at 53% LTV using the borrower estimated value of $XXX,XXX.XX.  However, the appraisal determined a lower value, $XXX,XXX.XX which increased the LTV to XXX%.  The value decrease caused the LTV to go from XXX% to XXX% which crossed a pricing threshold of XXX%, which resulted in a slight pricing change.  Attached please find the CD’s with XXX value versus XXXK and XXXXXX notes indicating the need to re-disclose.  XX Seller-02/22/2024

														Resolved-Valid COC provided to support decrease in lender credit. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/28/2024	XXXXXXXXXX_CD v2.pdf XXXXXXXXXX_Redisclose notes.pdf XXXXXXXXXX_CD v1.pdf XXXXXXXXXX CIC change in loan amount on Revised CD 3.pdf			NY	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1433195	N/A	N/A
XXXX	XXXXXX	203	2	Closed	2024-02-XX 22:25	2024-02-XX 19:37	Resolved	A	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test (50001261)
Resolved-Valid COC provided to support decrease in lender credit. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded. Appeal:  Please see attached CIC for loan amount decrease which had a corresponding impact to premium pricing credit. - Seller-02/28/2024
Counter-COC dated XX/XX/XXXX provided to support decrease in Lender paid portion of processing fee from initial CD dated XX/XX/XXXX to revised CD dated XX/XX/XXX; however, no COC provided to support decrease in Lender paid portion of processing fee of $XX.XX from revised CD dated XX/XX/XXXX to Lender paid portion of processing fee of $XX.XX on subsequent CDs. Tolerance cure of $X.XX required. Condition remains. - Due Diligence Vendor-02/22/2024
Counter-Document Uploaded.   - Due Diligence Vendor-02/22/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($XX.XX). The actual total fee amount shows a credit amount of ($XX.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (Processing Fee). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).   - Due Diligence Vendor-02/22/2024
Ready for Review-02/22/2024 Appeal:  The subject loan decrease in lender credit was due to thE XXX,XXX.XX.  However, the appraisal determined a lower value, $XXX,XXX.XX which increased the LTV to 64%.  The value decrease caused the LTV to go from 53% to 64% which crossed a pricing threshold of 60%, which resulted in a slight pricing change.  Attached please find the CD’s with XXXK value versus XXX0K and XXXXX notes indicating the need to re-disclose. XX - Buyer-02/22/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($X,XXX.XX). The actual total fee amount shows a credit amount of ($XX.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (Processing Fee). Non-specific lender credits areX,XXX.XX in Section J.  The Final Closing Disclosure reflects a general Lender Credit of $X in Section J. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. A tolerance cure of $X,XXX.XX required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/16/2024
													Ready for Review-Document Uploaded. Appeal: Please see attached CIC for loan amount decrease which had a corresponding impact to premium pricing credit. - Seller-02/28/2024	Resolved-Valid COC provided to support decrease in lender credit. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/28/2024	XXXXXXXXXX_CD v1.pdf XXXXXXXXXX_CD v2.pdf XXXXXXXXXX_Redisclose notes.pdf XXXXXXXXXX CIC change in loan amount on Revised CD 3.pdf XXXXXXXXXX CIC change in loan amount on Revised CD 3.pdf			NY	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1433196	N/A	N/A
XXXX	XXXXXX	213	2	Closed	2024-03-XX 15:37	2024-03-XX 17:51	Resolved	A	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date
Resolved-Document Uploaded. Evidence provided that borrower received initial CD electronically to meet timing requirement. Condition cleared. - Due Diligence Vendor-03/07/2024
Ready for Review-Appeal – See the CD Receipt verification added to the shared folder confirming viewed / received by the borrower XX/XX/XXX.  - Seller-03/07/2024
Open- - Due Diligence Vendor-03/05/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (ElectronicDelivery). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXXwhich is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))   - Due Diligence Vendor-03/05/2024
													Ready for Review-Appeal – See the CD Receipt verification added to the shared folder confirming viewed / received by the borrower 8/XX/2017. - Seller-03/07/2024	Resolved-Document Uploaded. Evidence provided that borrower received initial CD electronically to meet timing requirement. Condition cleared. - Due Diligence Vendor-03/07/2024	XXXXXXXXXX_CD Delivery Receipt.pdf			FL	Primary Residence	Purchase	NA	1471635	N/A	N/A
XXXX	XXXXXX	213	2	Closed	2024-03-XX 15:37	2024-03-XX 17:50	Resolved	A	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)
Resolved-Document Uploaded. Itemization of lender credit provided. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-03/07/2024
Ready for Review-Appeal – See the Lender Credit Itemization added to the shared folder. - Seller-03/07/2024
Open-The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)    A general Lender Credit was listed on the final CD but cannot be used to offset the under-disclosure due to a missing an itemization of the credit. Provide itemization of general lender credit. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-03/05/2024
Open-The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)    - Due Diligence Vendor-03/05/2024
													Ready for Review-Appeal – See the Lender Credit Itemization added to the shared folder. - Seller-03/07/2024	Resolved-Document Uploaded. Itemization of lender credit provided. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-03/07/2024	XXXXXXXXXX_Itemization of Lender Credit.pdf			FL	Primary Residence	Purchase	NA	1471634	N/A	N/A
XXXX	XXXXXX	213	2	Closed	2024-02-XX 12:10	2024-03-XX 15:49	Resolved	A	Compliance	TRID	Initial Closing Disclosure timing requirement not met	Resolved-Initial CD dated XX/XX/XXXX. Condition cleared. Compliance tested and additional findings cited. - Due Diligence Vendor-03/05/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-03/05/2024 Ready for Review-Document Uploaded. 3-4-24 APPEAL, Providing the Initial CD. XXX - Seller-03/04/2024 Open-The initial CD is missing from the loan file. Compliance will be re-reviewed upon receipt. Initial CD is missing in file - Due Diligence Vendor-02/20/2024	Ready for Review-Document Uploaded. 3-4-24 APPEAL, Providing the Initial CD. XX - Seller-03/04/2024	Resolved-Initial CD dated XX/XX/XXXX. Condition cleared. Compliance tested and additional findings cited. - Due Diligence Vendor-03/05/2024	XXXXXXXXXX_Initial CD.pdf XXXXXXXXXX_Initial CD.pdf			FL	Primary Residence	Purchase	NA	1443398	N/A	N/A
XXXX	XXXXXX	213	2	Closed	2024-02-XX 12:11	2024-02-XX 22:25	Resolved	A	Compliance	TRID	TRID: Initial Loan Estimate not provided within 3 days of application	Resolved-Initial LE provided dated with 3 days of application. Condition cleared. - Due Diligence Vendor-02/26/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-02/26/2024 Ready for Review-Document Uploaded. Appeal - Providing the initial LE. XX - Seller-02/22/2024 Open-The loan file is missing initial LE and all subsequent LEs. Please provide full disclosure history. Compliance will be tested upon receipt. Additional conditions may apply. - Due Diligence Vendor-02/20/2024	Ready for Review-Document Uploaded. Appeal - Providing the initial LE. XX - Seller-02/22/2024	Resolved-Initial LE provided dated with 3 days of application. Condition cleared. - Due Diligence Vendor-02/26/2024	XXXXXXXXXX_LE.pdf XXXXXXXXXX_LE.pdf			FL	Primary Residence	Purchase	NA	1443399	N/A	N/A
XXXX	XXXXXX	214	2	Closed	2024-02-XX 12:14	2024-02-XX 16:01	Resolved	A	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)
Resolved-Document Uploaded. Itemization of lender credit provided. Condition cleared. - Due Diligence Vendor-02/29/2024
Ready for Review-Please see XXXXX system screenshot showing that the Lender Credit was applied to NY Attorney Fee. Saved in FTP/TO_SEND folder. - Buyer-02/20/2024
Open-The disclosed finance charge ($XX,XXX.XX) is ($XXX.XX) below the actual finance charge($XX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)  A general Lender Credit was listed on the final CD but cannot be used to offset the under-disclosure due to a missing an itemization of the credit. Provide itemization of general lender credit. Additional conditions may apply.
This finding is outside the statute of limitations and will be rated an EVB. - Due Diligence Vendor-02/12/2024
														Resolved-Document Uploaded. Itemization of lender credit provided. Condition cleared. - Due Diligence Vendor-02/29/2024	XXXXXXXXXX_Lender paid fees.pdf			NY	Primary Residence	Refinance	Rate and Term	1428120	N/A	N/A
XXXX	XXXXXX	214	2	Closed	2024-02-XX 12:14	2024-02-XX 17:11	Resolved	A	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date
Resolved-Evidence that borrower received initial CD electronically within timing requirement provided. Condition cleared. - Due Diligence Vendor-02/21/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/21/2024
Ready for Review-The Initial CD as demonstrated on the attached, was prepared on XX/XX/XXXX. The issue date of XX/XX/XXXX is the default date when the CD is prepared after hours on the 25th . Please also see the additional attachment which documents the electronic delivery of the CD to the borrower on XX/XX/XXXX. FTP/TO_SEND folder. - Buyer-02/20/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX, for consummation to occur on (XX/XX/XXXXCFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation. No Cure.
This finding is outside the statute of limitations and will be rated an EVB. - Due Diligence Vendor-02/12/2024
														Resolved-Evidence that borrower received initial CD electronically within timing requirement provided. Condition cleared. - Due Diligence Vendor-02/21/2024	XXXXXXXXXX_Initial CD.pdf XXXXXXXXXX_Proof of Delivery.pdf			NY	Primary Residence	Refinance	Rate and Term	1428121	N/A	N/A